Patient Service Revenue (Tables)	6 Months Ended
Jun. 30, 2013
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the six months ended June 30,
	2013	2012

Medicare ESRD program	$2,131,095	$1,926,433
Private/alternative payors	1,865,556	1,775,378
Medicaid and other government sources	186,059	194,154
Hospitals	209,517	201,709
Total patient service revenue	$4,392,227	$4,097,674